Subsequent Events (Details) $ / shares in Units, $ in Millions		1 Months Ended
	Jan. 21, 2026 USD ($) $ / shares shares	Mar. 31, 2026 USD ($) $ / shares	Jan. 31, 2026 USD ($) item t	Nov. 30, 2025 $ / shares shares
Subsequent Events
Dividend declared | $		$ 60.5
Dividend declared per share		$ 1.55
Direct offering of common shares | shares				3,239,436
Price per share in offering of common shares				$ 35.5
Purchase of vessels
Subsequent Events
Number of vessels for which memorandum of agreement was entered into | item			2
Dwt of vessels for which memorandum of agreement was entered into | t			157,000
Purchase price of each vessel for which memorandum of agreement was entered into | $			$ 99.3
Share offering
Subsequent Events
Direct offering of common shares | shares	3,611,111
Par value per share	$ 0.001
Price per share in offering of common shares	$ 36
Gross proceeds from issue of ordinary shares | $	$ 130.0